BANK LOANS (Details 1) ¥ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)
Bills payables to banks	¥ 11,662	¥ 16,859
Secured bank loans	13,653	14,827
Loan 1 [Member]
Secured bank loans	12,260		$ 12,121
Loan 2 [Member]
Secured bank loans	1,393	1,409
Loan 3 [Member]
Secured bank loans	0	1,297
Bill 1 [Member]
Bills payables to banks	5,597	6,624
Bill 2 [Member]
Bills payables to banks	279	0
Bill 3 [Member]
Bills payables to banks	0	2,819
Bill 4 [Member]
Bills payables to banks	¥ 5,786	¥ 7,416